Results from discontinued operations (Details) - ARS ($) $ / shares in Units, $ in Millions		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues		$ 82,665	$ 69,286	$ 67,907
Costs		(53,190)	(43,718)	(42,629)
General and administrative expenses		(8,770)	(7,849)	(7,980)
Other financial results			754
Financial results, net		(12,361)	(33,812)	(6,729)
Profit before income tax		(27,147)	(6,653)	(3,380)
Income tax		(1,830)	5,461	(1,833)
Profit for the period from discontinued operations		480	20,377	8,835
Discontinued Operations [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues	[1]	13,025	118,461	113,461
Costs		(11,684)	(88,970)	(86,433)
Gross profit		1,341	29,491	27,028
Net gain from fair value adjustment of investment properties			293
General and administrative expenses		(581)	(2,069)	(1,888)
Selling expenses		(602)	(23,020)	(21,205)
Other operating results, net	[2]	175	17,418	8,469
Profit from operations		333	22,113	12,404
Share of profit of associates and joint ventures		54	101	838
Profit before financial results and income tax		387	22,214	13,242
Financial income		136	166	322
Finance costs		(161)	(1,211)	(4,399)
Other financial results		40	(129)	(16)
Financial results, net		15	(1,174)	(4,093)
Profit before income tax		402	21,040	9,149
Income tax		78	(663)	(314)
Profit for the period from discontinued operations	[3]	480	20,377	8,835
Profit for the period from discontinued operations attributable to:
Equity holders of the parent		292	10,033	1,705
Non-controlling interest		$ 188	$ 10,344	$ 7,130
Profit per share from discontinued operations attributable to equity holders of the parent:
Basic		$ 0.6	$ 20.2	$ 3.43
Diluted		$ 0.57	$ 19.43	$ 3.41

[1]	Corresponds to Shufersal's deconsolidation, the Group lost control in June 2018. See Note 4.(p).
[2]	Includes the result of the loss of control of Shufersal (see Note 4.(p)) as of June 30, 2018 and the sale of Adama, which generated a profit of Ps. 4,216 in the year ended June 30, 2017.
[3]	As of June 30, 2018 and 2017, Ps. 107,047, and Ps 59,099 of the total revenues from discontinued operations and Ps 22,425 and Ps. 1,311 of the total profit from discontinued operations corresponds to Shufersal.